Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Capital Unit, Class A [Member]
Common units authorized	1,740,000	1,740,000	1,740,000
Common units issued	1,740,000	1,740,000
Common units outstanding	1,740,000	1,740,000	1,740,000
Capital Unit, Class B [Member]
Common units authorized	8,360,000	8,360,000	8,360,000
Common units issued	8,160,000	8,160,000	8,160,000
Common units outstanding	8,160,000	8,160,000	8,160,000
Capital Units Class C [Member]
Common units authorized	2,500,000	2,500,000	2,500,000
Common units issued	2,413,367	2,418,000	2,418,000
Common units outstanding	2,095,078	1,672,354	893,633
ADIT EDTECH ACQUISITION CORP [Member]
Common stock, shares redemption	2,000,026	2,467,422	27,600,000
Common stock, shares redemption par value	$ 10.93	$ 10.24	$ 10
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	6,900,000	6,900,000	6,900,000
Common stock, shares outstanding	6,900,000	6,900,000	6,900,000